SUBSEQUENT EVENTS (Detail Textuals) (Subsequent Event, Dividend declared, USD $)	1 Months Ended
Feb. 18, 2014
Subsequent Event | Dividend declared
Subsequent Event [Line Items]
Amount of quarterly dividend (in dollars per share)	$ 0.09
Record date	Mar. 15, 2014
Date of dividend to be paid	Mar. 31, 2014